RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2023
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS
16.	RESTRICTED NET ASSETS

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant statutory laws and regulations of mainland China permit payments of dividends by the Group’s mainland China subsidiaries only out of its retained earnings, if any, as determined in accordance with accounting standards and regulations of mainland China. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s mainland China subsidiaries. The Company has not previously declared or paid any cash dividend or dividend in kind and has no plan to declare or pay any dividends in the near future.

In accordance with the Regulations on Enterprises with Foreign Investment of China and its Articles of Association, the Company’s mainland China subsidiaries, being foreign-invested enterprises established in the mainland China, are required to provide certain statutory reserves, namely the general reserve fund, enterprise expansion fund and staff welfare and bonus fund, all of which are appropriated from net profit as reported in its mainland China statutory accounts. The Company’s mainland China subsidiaries are required to allocate at least 10% of its annual after-tax profit to the general reserve fund until such fund has reached 50% of its registered capital based on the enterprise’s mainland China statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the Board of Directors of the mainland China subsidiaries. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances, or cash dividends.

In accordance with the mainland China Company Laws, the Company’s mainland China subsidiaries and the VIEs must make appropriations from their annual after-tax profits as reported in their mainland China statutory accounts to non-distributable reserve funds, namely statutory surplus fund, statutory public welfare fund and discretionary surplus fund. The VIEs are required to allocate at least 10% of their after-tax profits to the statutory surplus fund until such fund has reached 50% of their respective registered capital. Appropriation to discretionary surplus is made at the discretion of the Board of Directors of the VIEs. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances, or cash dividends.

Under laws and regulations of mainland China, there are restrictions on the Company’s mainland China subsidiaries and the VIEs with respect to transferring certain of their net assets to the Company either in the form of dividends, loans, or advances. Amounts of net assets restricted include paid-in capital and statutory reserve funds of the Company’s mainland China subsidiaries and the net assets of the VIEs and VIEs’ subsidiaries in which the Company has no legal ownership, totaling RMB4,084,202 (US$575,248) as of December 31 2023; therefore, in accordance with Rules 504 and 4.08(e)(3) of Regulation S-X, the condensed parent company only financial statements as of December 31, 2022 and 2023 and for each of the three years in the period ended December 31, 2023 are disclosed in Note 23.

16.	RESTRICTED NET ASSETS (Continued)

Furthermore, cash transfers from the Company’s mainland China subsidiaries to its subsidiaries outside of China are subject to mainland China government control of currency conversion. Shortages in the availability of foreign currency may restrict the ability of the mainland China subsidiaries and VIEs to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.